Condensed financial information of the parent company - Condensed Statement of Comprehensive Income (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			¥ (118,973)	$ (18,669)	¥ (79,600)	¥ (82,448)
Other operating income			26,614	4,176	24,790	12,349
Loss from operations			(108,999)	(17,103)	131,832	232,061
Interest and investment income			30,560	4,796	10,271	10,184
Foreign exchange losses, net			(7,935)	(1,245)	(485)	(1,973)
Change in fair value of warrant liabilities					7,442	865
Net income			(124,615)	(19,553)	75,427	166,606
Accretion of convertible redeemable preferred shares			(4,729,719)	(742,196)	(3,206,324)	(406,828)
Deemed dividend of preferred shareholders	¥ (24,229)	$ (3,512)	(104,036)	(16,326)		(24,229)
Net loss attributable to ordinary shareholders of Smart Share Global Limited			(4,958,370)	(778,075)	(3,130,897)	(264,451)
Net income			(124,615)	(19,553)	75,427	166,606
Foreign currency translation adjustments, net of nil tax			(150,267)	(23,580)	232,957	(16,203)
Total comprehensive income/(loss)			(274,882)	(43,133)	308,384	150,403
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited			(5,108,637)	$ (801,655)	(2,897,940)	(280,654)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			(6,163)		(1,702)	(17,680)
Other operating income			3,946
Loss from operations			(2,217)		(1,702)	(17,680)
Interest and investment income			547			10
Interest expense						(326)
Foreign exchange losses, net			25			(1,242)
Change in fair value of warrant liabilities					(7,442)	(865)
Equity in income of subsidiaries and the VIEs			(122,970)		84,571	186,709
Income before income tax expenses			(124,615)		75,427	166,606
Net income			(124,615)		75,427	166,606
Accretion of convertible redeemable preferred shares			(4,729,719)			(406,828)
Deemed dividend of preferred shareholders			(104,036)		(3,206,324)	(24,229)
Net loss attributable to ordinary shareholders of Smart Share Global Limited			(4,958,370)		(3,130,897)	(264,451)
Net income			(124,615)		75,427	166,606
Foreign currency translation adjustments, net of nil tax			(150,267)		232,957	(16,203)
Total comprehensive income/(loss)			274,882		(308,384)	(150,403)
Comprehensive loss attributable to ordinary shareholders of Smart Share Global Limited			¥ (5,108,637)		¥ (2,897,940)	¥ (280,654)